Property and equipment, net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 5 - Property and equipment, net

Property and equipment consisted of the following at:

			Accumulated
December 31, 2024	Useful Lives	Cost	Depreciation	Net
Computer equipment	3 years	$886,085	$292,728	$593,357
Office equipment	3 years	2,878	2,878	-
		$888,963	$295,606	$593,357

			Accumulated
December 31, 2023	Useful Lives	Cost	Depreciation	Net
Computer equipment	3 years	$333,533	$206,385	$127,148
Office equipment	3 years	3,753	3,753	-
		$337,286	$210,138	$127,148

Depreciation expense for the years ended December 31, 2024 and 2023 was $163,748 and $48,100 and was recorded in the “Depreciation and amortization” caption on the consolidated statements of operations.

At December 31, 2024, and 2023, the Company’s property, plant and equipment had no significant restrictions on title or pledges as security for liabilities, there are no significant commitments for future purchases, and there were no significant disposals during the years ended December 31, 2024, and 2023.